Provisions and Contingent Provisions (Details) - Schedule of Provisions for Contingent Loan Risk - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provisions for Contingent Loan Risk [Line Items]
ECL allowance, beginning balance	$ 18,389	$ 21,105
Transfers from stage 1 to stage 2	12,498	4,973
Transfers from stage 1 to stage 3	2,749	642
Transfers from stage 2 to stage 3	5,378	4,244
Transfers from stage 2 to stage 1	(10,241)	(5,942)
Transfers from stage 3 to stage 2	(1,286)	2,896
Transfers from stage 3 to stage 1	(116)	0
Net changes of the exposure and modifications in credit risk	4,755	(9,529)
Write-off	0	0
Other adjustments	0	0
ECL allowance, ending balance	32,126	18,389
Stage 1
Schedule of Provisions for Contingent Loan Risk [Line Items]
ECL allowance, beginning balance	8,259	10,949
Transfers from stage 1 to stage 2	(1,257)	(1,207)
Transfers from stage 1 to stage 3	(43)	(43)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	1,258	1,058
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	1	0
Net changes of the exposure and modifications in credit risk	10,201	(2,498)
Write-off	0	0
Other adjustments	0	0
ECL allowance, ending balance	18,419	8,259
Stage 2
Schedule of Provisions for Contingent Loan Risk [Line Items]
ECL allowance, beginning balance	4,343	3,420
Transfers from stage 1 to stage 2	13,755	6,180
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(1,170)	(1,342)
Transfers from stage 2 to stage 1	(11,499)	(7,000)
Transfers from stage 3 to stage 2	1,257	4,447
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	2,801	(1,362)
Write-off	0	0
Other adjustments	0	0
ECL allowance, ending balance	9,487	4,343
Stage 3
Schedule of Provisions for Contingent Loan Risk [Line Items]
ECL allowance, beginning balance	5,787	6,736
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	2,792	685
Transfers from stage 2 to stage 3	6,548	5,586
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(2,543)	(1,551)
Transfers from stage 3 to stage 1	(117)	0
Net changes of the exposure and modifications in credit risk	(8,247)	(5,669)
Write-off	0	0
Other adjustments	0	0
ECL allowance, ending balance	$ 4,220	$ 5,787